Cover Page	Nov. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	Aurinia Pharmaceuticals Inc.
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-36421
Entity Tax Identification Number	46-4129078
Entity Address, Address Line One	#1203-4464 Markham Street
Entity Address, City or Town	Victoria
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V8Z 7X8
City Area Code	250
Local Phone Number	708-4272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	AUPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001600620
Amendment Flag	false